Intangibles Assets - Summary of the trademark has been allocated to the Group's CGUs (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Trademarks	S/ 412,729	S/ 478,531	S/ 407,283
Hospital y Clinica OCA SA de CV [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	198,162	237,867	212,579
Dentegra Seguros Dentales, S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	3,035	3,644
Promotora Medica Las Americas S A [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	93,586	104,874	86,135
Instituto de Cancerologia S A [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	53,341	59,774	49,094
Laboratorio Medico Las Americas Ltda. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	6,110	6,847	5,623
Clinica Portoazul S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	3,411	3,822	3,138
Oncomedica S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	54,884	61,503	50,514
Oncogenomics S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Trademarks	S/ 200	S/ 200	S/ 200